COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments			$ 44,421	$ 20,043
Inventory purchase commitments, sole or limited suppliers			28,183	15,239
Amount of claim, including interest, penalties and legal fees			6,423
Principal Amount of Claim			724
Aggregate amount of guarantees			91,111
Restricted cash collateral			$ 1,164
GTH Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount		$ 14,000
Period of claim collection	5 years
Period of occurrence			2015-2019
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees			$ 86,875
Aggregate amount						$ 154,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses			$ 8,966	10,374	$ 9,845
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects			100.00%
Income from IIA grants			$ 1,687	$ 1,351	$ 1,518
Accrued royalties			$ 1,454
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)			5.00%
Percentage of amount funded for research and development projects			150.00%
Accrued royalties			$ 355